Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.47%
Brazil: 2.24%
Banco BTG Pactual SA (Financials, Capital markets)	7,550	$84,598
Construtora Tenda SA (Consumer discretionary, Household durables)	18,532	110,882
		195,480
Chile: 0.94%
Banco Itau Chile SA (Financials, Banks)	3,642	82,261
China: 14.35%
Airtac International Group (Industrials, Machinery)	3,000	121,502
China Resources Land Ltd. (Real estate, Real estate management & development)	24,729	104,619
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	31,685	110,609
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	23,591	94,655
Jiangxi Copper Co. Ltd. Class H (Materials, Metals & mining)	19,200	86,389
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	232	46,437
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	7,322	95,035
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	28,996	104,515
Ningbo Joyson Electronic Corp. Class H (Consumer discretionary, Automobile components)	31,398	53,305
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	3,721	87,602
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	5,286	108,401
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	15,009	86,450
Yutong Bus Co. Ltd. Class A (Industrials, Machinery)	14,669	70,002
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery)	87,735	84,744
		1,254,265
Greece: 1.47%
Piraeus Bank SA (Financials, Banks)†	11,020	128,538
Hungary: 1.29%
OTP Bank Nyrt (Financials, Banks)	445	65,923
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,261	46,984
		112,907
India: 17.78%
Ashok Leyland Ltd. (Industrials, Machinery)	64,889	112,627
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,138	137,351
Bank of Maharashtra (Financials, Banks)	160,938	133,648
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,038	83,392
Embassy Office Parks REIT (Real estate, Office REITs)	36,899	169,747
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	3,379	77,320
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	17,212	70,865
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	133,843	110,383
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	9,527	115,902
Nuvama Wealth Management Ltd. (Financials, Capital markets)	7,435	139,434
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	43,583	129,714
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
India(continued)
Shriram Finance Ltd. (Financials, Consumer finance)	11,609	$127,175
State Bank of India (Financials, Banks)	13,597	146,365
		1,553,923
Malaysia: 0.85%
Public Bank Bhd. (Financials, Banks)	58,727	74,244
Mexico: 2.70%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	15,005	172,961
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	14,166	63,405
		236,366
Philippines: 0.95%
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	5,300	83,229
Poland: 1.47%
Budimex SA (Industrials, Construction & engineering)	660	128,007
Saudi Arabia: 2.63%
Al Rajhi Bank (Financials, Banks)	3,765	62,833
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	4,006	66,296
Saudi National Bank (Financials, Banks)	9,619	100,657
		229,786
Singapore: 0.85%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	7,550	74,421
South Africa: 2.58%
FirstRand Ltd. (Financials, Financial services)	24,198	144,718
Pepkor Holdings Ltd. (Consumer discretionary, Specialty retail)144A	62,553	80,512
		225,230
South Korea: 25.71%
Hana Financial Group, Inc. (Financials, Banks)	1,323	114,359
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Commercial services & supplies)	531	67,438
Hyundai Motor Co. (Consumer discretionary, Automobiles)	566	149,966
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	2,601	81,144
Kia Corp. (Consumer discretionary, Automobiles)	657	59,235
Korea Investment Holdings Co. Ltd. (Financials, Capital markets)	409	57,740
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,819	1,012,825
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	620	704,106
		2,246,813
Taiwan: 15.65%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,000	85,168
ASMedia Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	4,000	160,669
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	2,900	142,673
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series EM

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	14,500	$110,736
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	660	81,819
Lite-On Technology Corp. ADR (Information technology, Technology hardware, storage & peripherals)	44,000	278,840
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	3,350	356,868
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	7,500	71,165
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	490	79,776
		1,367,714
Thailand: 0.83%
WHA Corp. PCL (Real estate, Real estate management & development)	500,092	72,454
United Arab Emirates: 2.18%
Adnoc Gas PLC (Energy, Oil, gas & consumable fuels)	123,857	111,153
Emirates NBD Bank PJSC (Financials, Banks)	9,700	79,668
		190,821
Total common stocks (Cost $6,554,586)		8,256,459

	Dividend rate
Preferred stocks: 2.14%
South Korea: 2.14%
LG Chem Ltd. (Materials, Chemicals)	1.43	585	48,143
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.25	1,104	138,734
Total preferred stocks (Cost $101,414)			186,877

		Yield
Short-term investments: 3.31%
Investment companies: 3.31%
Allspring Government Money Market Fund Select Class♠∞		3.59%	289,228	289,228
Total short-term investments (Cost $289,228)				289,228
Total investments in securities (Cost $6,945,228)	99.92%			8,732,564
Other assets and liabilities, net	0.08			6,715
Total net assets	100.00%			$8,739,279

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$316,089	$8,167,646	$(8,194,507)	$0	$0	$289,228	289,228	$7,861
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series EM

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account CoreBuilder® Shares - Series EM | 5

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$195,480	$0	$0	$195,480
Chile	82,261	0	0	82,261
China	116,439	1,137,826	0	1,254,265
Greece	0	128,538	0	128,538
Hungary	0	112,907	0	112,907
India	0	1,553,923	0	1,553,923
Malaysia	0	74,244	0	74,244
Mexico	236,366	0	0	236,366
Philippines	0	83,229	0	83,229
Poland	0	128,007	0	128,007
Saudi Arabia	66,296	163,490	0	229,786
Singapore	0	74,421	0	74,421
South Africa	0	225,230	0	225,230
South Korea	0	2,246,813	0	2,246,813
Taiwan	0	1,367,714	0	1,367,714
Thailand	0	72,454	0	72,454
United Arab Emirates	0	190,821	0	190,821
Preferred stocks
South Korea	0	186,877	0	186,877
Short-term investments
Investment companies	289,228	0	0	289,228
Total assets	$986,070	$7,746,494	$0	$8,732,564
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder® Shares - Series EM